CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net profit (loss) for the period	$ 6,514	$ (3,978)	$ (5,975)
Adjustments for:
Amortization and depreciation	11,657	9,685	7,759
Income taxes expenses	1,443	1,243	586
Income taxes paid	(606)	(461)	(376)
Interest expenses with respect to lease liability	672	366
Interest expenses with respect to funding from related parties	4,343	3,792	2,309
Interest paid	(684)	(645)	(223)
Other finance expenses, net	726	329	202
Payments with respect to IP Option	478	825
Share based compensation	969	615
The Company share in losses (gains) of the Joint Venture	(1,393)	3,924	1,898
Initial public offering expenses	2,430
Increase in trade receivables	(1,286)	(304)	(1,683)
Increase in prepaid expenses and other receivables	(541)	(397)	(136)
Decrease (Increase) in Aspire Group	240	(152)	(42)
Decrease (increase) in amounts due from the Michigan Joint Operation and NPI	(2,942)	(60)	498
Increase (decrease) in trade and other payables	1,411	(460)	(68)
Increase in employees' related payables and accruals	979	731	587
Accrued severance pay, net	108	(13)	42
Total adjustments	18,004	19,018	11,353
Net cash generated from operating activities	24,518	15,040	5,378
Cash flows from investing activities:
Purchase of property and equipment	(928)	(756)	(392)
Capitalized development costs	(13,128)	(11,454)	(8,033)
Restricted deposits - Joint Venture	(1,773)	(853)	(1,147)
Net change in deposits	112	(147)
Proceeds from (funding to) the Joint Venture	3,021	(4,214)	(2,149)
Net cash used in investing activities	(12,696)	(17,424)	(11,721)
Cash flows from Financing activities:
Loans from William Hill	2,500	6,500	6,000
Repayment of loan from William Hill	(2,500)
Repayments for lease liabilities	(1,455)	(1,334)
Exercise of employee options	4
Issuance of shares, net of issuance costs and other initial public offering expenses	43,380
Net cash generated from financing activities	41,929	5,166	6,000
Net increase (decrease) in cash and cash equivalents	53,751	2,782	(343)
Cash and cash equivalents at the beginning of the year	6,016	3,234	3,577
Cash and cash equivalents at the end of the year	$ 59,767	$ 6,016	$ 3,234